Taxes - Schedule of Provision for Income Taxes Determined at Hong Kong Statutory Income Tax Rate to Effective Income Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hong Kong [Member]
Schedule of Provision for Income Taxes Determined at Hong Kong Statutory Income Tax Rate to Effective Income Tax Rate [Line Items]
Statutory tax rate	16.50%	16.50%